Offerings - Offering: 1	Jun. 04, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value
Amount Registered | shares	5,750,000
Proposed Maximum Offering Price per Unit | $ / shares	50.63
Maximum Aggregate Offering Price	$ 291,122,500
Fee Rate	0.01381%
Amount of Registration Fee	$ 40,204.02
Offering Note

(1)
Calculated in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). This “Calculation of Registration Fee” table shall be deemed to update the “Calculation of Registration Fee” table in the registrant’s Registration Statement on Form S-3ASR (File No. 333-289538), which was filed on August 12, 2025, in accordance with Rules 456(b) and 457(r) under the Securities Act. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. The amount registered includes 750,000 shares of Common Stock that may be purchased by the underwriters upon the exercise of their option to purchase additional shares.

(2)
Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) under the Securities Act based on the average of the high and low prices of Hilton Grand Vacations, Inc.’s Common Stock, par value $0.01 per share, as reported on the New York Stock Exchange on June 3, 2026.